RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Return of capital	$ 0	$ 0	$ 200
Expenses from related party transactions	1	1	2
Commissions and fees paid for the sale of insurance products	152	91	131
AXA Equitable Financial Services
Related Party Transaction [Line Items]
Return of capital			200
AXA Foundation
Related Party Transaction [Line Items]
Donations to affiliates			20
AXA Equitable
Related Party Transaction [Line Items]
Expenses from related party transactions	88	67	87
Accounts payable to related parties	15	16
AXA Distribution
Related Party Transaction [Line Items]
Expenses from related party transactions	64	52	47
Commissions and fees paid for the sale of insurance products	$ 13	$ 2	$ 2